UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

W.P. Stewart & Co. Growth Fund

Semi-Annual Report
(Unaudited)
June 30, 2011

May not be distributed unless accompanied with or preceded by a current prospectus.

W.P. Stewart & Co. Growth Fund

a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	3
Fund Expenses	4
Fund Profile	5
Schedule of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13

W.P. Stewart & Co. Growth Fund
SEMI-ANNUAL REPORT TO SHAREHOLDERS as of June 30, 2011

Investment Advisor’s Comments

The Fund’s net asset value per share closed on June 30, 2011 at $16.34, given the impact of a 10 for 1 split that took place on April 29, 2011.  This represents a total investment return of 0.94% for the first six months of the year compared to a total return of 6.02% for the S&P 500 Index over the same period.  While we are disappointed with the short term results, we take comfort that the longer term results are competitive against the S&P 500 benchmark and have seen better relative performance in July.

The first half of 2011 was an uncertain time given a slower than expected economic recovery, political wrangling in the US and Europe and a natural disaster in Japan.  The key issue in the second half of 2011 will likely be the pace of economic recovery.  On this front, we are optimistic but do believe that a period of constrained growth, meaning 2 – 3% real GDP, will likely be with us for a prolonged period of time.  The two main drivers of this conservative view are the slow pace of hiring by Corporate America and the reduced likelihood of further stimulus by the US Government given budgetary pressures.

Before you get concerned that we are negative about equity markets, I’d like to put forth three reasons we are actually enthusiastic regarding the prospects for equities.  The first is that corporate profit growth appears to remain strong.  Growth in the second quarter, which companies are two-thirds finished reporting, is showing approximately 18% overall earnings growth for the S&P 500.  While we expect this growth to slow as the year progresses, it should remain above 10% according to the analyst consensus.  This is compelling earnings growth.

The second support for the market is equity valuations that look attractive on an absolute basis and relative to history.  The current price/earnings ratio (P/E) on consensus estimates is just over 12 times 2012 projected numbers.  This represents an earnings yield1 of over 8% assuming all earnings were available to be paid out to shareholders.  This P/E is also close to the bear market lows in March of 2009 while the outlook appears to us to be considerably brighter.  Historically, P/E’s have ranged between 12 to 25 times, so this has been a floor previously.

The third supporting argument for equities is the seemingly anemic returns offered by other asset classes.  With the S&P 500 offering close to a 2% dividend yield2 plus any earnings growth, it makes little sense to us that investors continue to pull money from equity products and place the proceeds in bond and cash products.  We believe that those with the conviction to invest in equities today will be rewarded.

While we do believe equities are compelling, to us the best strategy remains a concentrated portfolio where one has high conviction in all your holdings rather than “filler” as one of our founders, Bob Kahn, used to say.  We do have that conviction and believe many of our holdings will grow through most tough environments. We continue to seek out dynamic growth companies that have their own engines of growth rather than relying on the broader economic environment to drive earnings.

Looking more closely at individual companies, the stocks that most positively impacted performance during the first half of the year were MasterCard, Polo Ralph Lauren and Praxair.  MasterCard has rebounded nicely on the back of strong fundamentals and a more favorable interpretation by the Fed of the Durbin Amendment.   Polo Ralph Lauren continues to post dynamic gains as the luxury consumer worldwide remains healthy.  Finally, Praxair had a solid first half as their backlog of projects is growing which provides good visibility on earnings growth for the next few years.

1
“Earnings Yield” is defined as the earnings per share for a given period divided by the current market price per share. The earnings yield (which is the inverse of the P/E ratio) shows the percentage of each dollar invested in the stock that was earned by the company.

2	“Dividend Yield” is defined as the company’s annual dividend payments divided by its market cap, or the dividend per share divided by the price per share.

W.P. Stewart & Co. Growth Fund
SEMI-ANNUAL REPORT TO SHAREHOLDERS as of June 30, 2011

The stocks that most detracted from performance during the first half of the year were Staples, Urban Outfitters and Google.  Staples and Urban Outfitters were hurt by the softer economic backdrop as employment trends remained weak, thereby hurting sales at Staples.  We have eliminated this position as we don’t see sustained sales growth without a strong economic rebound…something we are not expecting.  Urban Outfitters was also affected by soft consumer trends as well as a slight fashion miss at their Urban Outfitters and Anthropologie stores.  We are seeing better execution in the stores and have confidence that this management team will get the fashion right so we still own this position.  Google hurt us in the first half but has subsequently rebounded as 2Q sales and earnings were well above expectations.  We continue to hold a significant position in the shares.

We look forward to reporting on our progress as the year unfolds.  While it can be unnerving holding equities given the short term negative media barrage, we believe equities remain attractive and investors will be rewarded for their loyalty to the asset class.  Please don’t hesitate to contact us if you have any questions.

James T. Tierney, Jr.
Portfolio Manager
WPS Advisors, Inc.
New York, NY
July 2011

Note: The views expressed above reflect those of the Investment Advisor only through the end of the period stated above.  The Investment Advisor’s views are subject to change at any time based on market and other conditions.  These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Your fund shares can go down in value, so you may lose money by investing in the Fund. The price of the Fund’s shares may be more volatile than the price of shares of funds investing in other types of equity securities or in primarily fixed income securities. The price of growth stocks may be particularly volatile. The Fund is a “non-diversified” investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund’s performance.

Past performance is not indicative of future results.

W.P. Stewart & Co. Growth Fund
FUND PERFORMANCE at June 30, 2011 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund with a similar investment in the S&P 500 Index over a ten year period.  Results include the reinvestment of all dividends and capital gains. The S&P 500 Index is the Standard & Poor's Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. You cannot invest directly in an index. The index does not reflect expenses, fees or sales charge, which would lower performance.

Average Annual Total Returns (for the periods ended June 30, 2011)

	One Year	Three Years	Five Years	Ten Years
W.P. Stewart & Co. Growth Fund	27.91%	6.25%	2.89%	2.91%
S&P 500 Index	30.69%	3.34%	2.94%	2.72%

Gross and net expense ratios for the Fund were 2.01% and 1.41%, respectively, as of 6/30/11.  The Advisor has contractually agreed to limit the Fund's net expense ratio to 1.49% of its total net assets through April 30, 2012 (reduced from 1.49% on May 1, 2011).

The performance for the period December 31, 2000 through November 30, 2009, reflects the historical performance of the W.P. Stewart & Co. Growth Fund, Inc., a Maryland corporation (the “Predecessor Fund”).  Effective as of the close of business on November 30, 2009, the Predecessor Fund was reorganized into the Fund.  The Predecessor Fund and the Fund have identical investment objectives and strategies and are managed by the same investment advisor.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

The Fund's Advisor has agreed to waive its fees and/or reimburse expenses to limit the net expense ratio to 1.23% (reduced from 1.49% on May 1, 2011) of its total net assets; absent such agreement, the Fund's returns would have been lower.

W.P. Stewart & Co. Growth Fund
FUND EXPENSES – June 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1/1/11 to 6/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	$1,000.00	$1,009.40	$7.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense limitation.  Assumes all dividends and distributions were reinvested.

W.P. Stewart & Co. Growth Fund
FUMD PROFILE
June 30, 2011 (Unaudited)

The information below gives you a snapshot of the Fund at the end of the reporting period.

The Fund is actively managed and the composition of its portfolio will change over time.

Portfolio Sectors*
% of Fund's Net Assets

*For reporting purposes, industry classifications are combined in the Portfolio Sectors chart.

For industry classifications, please see the Schedule of Investments.

Top Ten Stocks as of June 30, 2011
% of Fund's Net Assets

Apple, Inc.	7.9%
Amphenol Corp. - Class A	7.7%
Mastercard, Inc. - Class A	7.5%
Praxair, Inc.	7.3%
Polo Ralph Lauren Corp.	6.7%
Yum! Brands, Inc.	6.5%
Google, Inc. - Class A	6.1%
IntercontinentalExchange, Inc.	4.8%
PepsiCo., Inc.	4.8%
ANSYS, Inc.	4.8%

W.P. Stewart & Co. Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value

COMMON STOCKS - 97.6%

Aerospace/Defense Equipment - 4.6%
United Technologies Corp.	8,600	$761,186

Commercial Services - 11.4%
Mastercard, Inc. - Class A	4,150	1,250,561
Verisk Analytics, Inc. - Class A *	19,200	664,704
		1,915,265

Computers/Software - 19.8%
ANSYS, Inc. *	14,700	803,649
Apple, Inc. *	3,950	1,325,896
NetApp, Inc. *	10,000	527,800
Oracle Corp.	20,200	664,782
		3,322,127

Consumer Products - 4.6%
Procter & Gamble Co.	12,100	769,197

Electronics - 7.7%
Amphenol Corp. - Class A	24,000	1,295,760

Finance & Banking - 9.5%
Charles Schwab Corp.	46,900	771,505
IntercontinentalExchange, Inc. *	6,500	810,615
		1,582,120

Food & Beverages - 4.8%
PepsiCo, Inc.	11,450	806,424

Industrial Gases - 7.3%
Praxair, Inc.	11,300	1,224,807

Internet - 6.1%
Google, Inc. - Class A *	2,000	1,012,760

Restaurants - 6.5%
Yum! Brands, Inc.	19,800	1,093,752

W.P. Stewart & Co. Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value

COMMON STOCKS - (Continued)

Retail - 15.3%
Polo Ralph Lauren Corp.	8,500	$1,127,185
Target Corp.	15,775	740,005
Urban Outfitters, Inc. *	24,950	702,343
		2,569,533

TOTAL COMMON STOCKS - (Cost $12,575,986)		16,352,931

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.5%
UMB Money Market Fiduciary, 0.01%‡	$426,396	426,396

TOTAL SHORT-TERM INVESTMENTS - (Cost $426,396)		426,396

Total Investments - (Cost $13,002,382) - 100.1%		16,779,327
Liabilities less Other Assets - (0.1%)		(20,448)
Net Assets - 100.0%		$16,758,879

* No dividends paid on security.
‡ The rate quoted is the annualized seven-day yield as of the Fund's period end.

See accompanying Notes to the Financial Statements.

W.P. Stewart & Co. Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

Assets
Investments in securities, at value (cost $13,002,382)	$16,779,327
Receivables:
Securities sold	129,775
Dividends and interest	2,078
Prepaid expenses	6,770
Total assets	16,917,950

Liabilities
Payables:
Securities purchased	118,914
Due to Advisor	3,616
Administration fees	3,220
Custody fees	1,769
Fund accounting fees	4,922
Transfer agent fees	5,008
Trustees fees	2,024
Chief Compliance Officer fees	1,941
Accrued other expenses	17,657
Total liabilities	159,071

Net Assets	$16,758,879

Components of Net Assets
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$17,242,570
Accumulated net investment loss	(42,316)
Accumulated net realized loss on investments	(4,218,320)
Net unrealized appreciation on investments	3,776,945
Net Assets	$16,758,879

Net asset value per share
[$16,758,879/1,025,924 shares outstanding]	$16.34

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Income
Dividends	$80,775
Interest	15
Total income	80,790

Expenses
Advisory fee	87,501
Administration fees	16,860
Transfer agent fees	14,841
Fund accounting fees	14,381
Registration fees	8,861
Audit fees	7,133
Legal fees	6,273
Shareholder reporting fees	5,189
Chief compliance officer fees	4,568
Trustees fees and expenses	4,017
Custody fees	3,768
Miscellaneous	1,814
Insurance fees	303

Total expenses	175,509
Expenses reimbursed by the Advisor	(52,403)
Net expenses	123,106
Net investment loss	(42,316)

Realized and Unrealized Gain from Investments
Net realized gain on investments	16,693
Net change in unrealized appreciation on investments	207,878
Net realized and unrealized gain on investments	224,571

Net Increase in Net Assets from Operations	$182,255

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(42,316)	$(72,384)
Net realized gain on investments	16,693	1,614,712
Net change in unrealized appreciation on investments	207,878	577,127
Net increase in net assets resulting from operations	182,255	2,119,455

Distributions to shareholders:
From net investment income	-	(41,328)
Total distributions to shareholders	-	(41,328)

Capital Transactions
Proceeds from shares sold	132,684	447,688
Reinvestment of distributions	-	40,657
Redemption fees	40	1
Cost of shares repurcahsed	(1,956,952)	(6,297,703)
Net change in net assets from capital transactions	(1,824,228)	(5,809,357)

Total decrease in net assets	(1,641,973)	(3,731,230)

Net Assets
Beginning of period	18,400,852	22,132,082
End of period	$16,758,879	$18,400,852

Accumulated net investment loss	$(42,316)	$-

Capital Share Activity
Shares sold	56,414	3,039
Increase in shares from stock split	906,205	-
Shares reinvested	-	251
Shares redeemed	(50,362)	(43,234)
Net increase (decrease)	912,257	(39,944)

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each year.

	For the six months ended
	June 30, 2011	Year Ended Decmber 31,
	(Unaudited)	2010	2009(1)
Net asset value, beginning of period	$161.88	$144.08	$108.62
Income from Investment Operations:
Net investment income (loss)	(0.04)	(0.55)	0.27
Decrease from stock split(3)	(150.49)
Net realized and unrealized gain (loss) on investments	4.99	18.71	35.19
Total from investment operations	(145.54)	18.16	35.46

Less Distributions:
From net investment income	-	(0.36)	-
From net realized gain	-	-	-
Total distributions	-	(0.36)	-

Remption Fee:	- (a)	- (a)	- (a)

Redemption fee proceeds	-	-	-

Net asset value, end of period	$16.34	$161.88	$144.08

Total return	0.94%*	12.61%	32.65%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$16,759	$18,401	$22,132

Ratio of expenses to average net assets
Before fees reimbursed by the Advisor	2.01%	1.94%	2.64%
After fees reimbursed by the Advisor	1.41%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Advisor	-1.08%	-0.82%	-1.00%
After fees reimbursed by the Advisor	-0.48%	-0.37%	0.15%

Portfolio turnover rate	11%	27%	41%

(1)
After the close of business on November 30, 2009, holders of the W.P. Stewart & Co. Growth Fund, Inc. (the Predecessor Fund) became owners of an equal number of full and fractional shares of the W.P. Stewart & Co. Growth Fund. These shares were first offered on December 1, 2009. Additionally, the accounting and performance history of the Predecessor Fund was redesignated as that of the W.P. Stewart & Co. Growth Fund.

(2)	Audited by previous independent registered public accounting firm.
(3)	The Fund had a 10-1 stock split with ex and payable dates of May 2, 2011. See Notes to the Financial Statements.
(a)	This amount represents less than $0.01 per share.
*	Not Annualized.
**	Annualized.

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each year.

	Year Ended Decmber 31,
	2008(2)	2007(2)	2006(2)
Net asset value, beginning of period	$165.31	$190.35	$192.59
Income from Investment Operations:
Net investment income (loss)	(0.79)	(0.80)	(1.24)
Decrease from stock split(3)
Net realized and unrealized gain (loss) on investments	(48.69)	1.25	13.94
Total from investment operations	(49.48)	0.45	12.70

Less Distributions:
From net investment income	-	-	-
From net realized gain	(7.21)	(25.49)	(14.94)
Total distributions	(7.21)	(25.49)	(14.94)

Remption Fee:	-	- (a)	-

Redemption fee proceeds	-	-	-

Net asset value, end of period	$108.62	$165.31	$190.35

Total return	-31.06%	-0.03%	6.85%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$28,724	$58,474	$95,015

Ratio of expenses to average net assets
Before fees reimbursed by the Advisor	2.19%	2.37%	2.43%
After fees reimbursed by the Advisor	2.19%	1.97%	1.89%
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Advisor	-0.48%	-0.75%	-1.18%
After fees reimbursed by the Advisor	-0.48%	-0.35%	-0.64%

Portfolio turnover rate	46%	34%	44%

(1)
After the close of business on November 30, 2009, holders of the W.P. Stewart & Co. Growth Fund, Inc. (the Predecessor Fund) became owners of an equal number of full and fractional shares of the W.P. Stewart & Co. Growth Fund. These shares were first offered on December 1, 2009. Additionally, the accounting and performance history of the Predecessor Fund was redesignated as that of the W.P. Stewart & Co. Growth Fund.

(2)	Audited by previous independent registered public accounting firm.
(3)	The Fund had a 10-1 stock split with ex and payable dates of May 2, 2011. See Notes to the Financial Statements.
(a)	This amount represents less than $0.01 per share.
*	Not Annualized.
**	Annualized.

See accompanying Notes to Financial Statements.

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS - June 30, 2011 (Unaudited)

Note 1 – Organization
W.P. Stewart & Co. Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to earn capital gains for shareholders.

The Fund is the accounting and performance successor to the W.P. Stewart & Co. Growth Fund, Inc. (the “Predecessor Fund”).  On November 30, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization in exchange for shares of the Fund.  The Predecessor Fund commenced investment operations on February 28, 1994.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s open tax years, 2007 - 2009, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2011, the Fund did not have

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS - June 30, 2011 (Unaudited)
Continued

a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with WPS Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  Effective May 1, 2011, the Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.23% of the Fund's average daily net assets through April 30, 2012.  Prior to May 1, 2011 the Advisor had contractually agreed to waive its fee and, if necessary, reimburse other operating expenses in order to limit total annual operating expenses to 1.49% of the Fund's average daily net assets.

For the six months ended June 30, 2011, the Advisor reimbursed expenses of $52,403.  Effective May 1, 2011, the Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  At June 30, 2011, the amount of these potentially recoverable expenses was $19,886.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended June 30, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees paid for CCO services for the six months ended June 30, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$13,163,739

Gross unrealized appreciation	$3,823,781
Gross unrealized (depreciation)	(208,193)
Net unrealized appreciation	$3,615,588

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS - June 30, 2011 (Unaudited)
Continued

As of December 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Accumulated earnings	-
Accumulated capital and other losses	(4,070,301)
Unrealized appreciation	3,404,355
Total accumulated earnings/(deficit)	$(665,946)

The tax character of distributions paid during the fiscal years ended December 31, 2010 and 2009 were as follows:

Distributions paid from:	2010	2009

Ordinary Income	$41,328	$-
Net long term capital gains	-	-
Total taxable distributions	41,328	-
Total distributions paid	$41,328	$-

As of December 31, 2010, the Fund had a capital loss carry forward of $4,070,301, which expires on December 31, 2017.

Note 5 - Investment Transactions
For the six months ended June 30, 2011, purchases and sales of investments, excluding short-term investments, were $1,890,557 and $3,889,679, respectively.

Note 6 – Reorganization
On December 1, 2009, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund.  The acquisition was accounted for as a tax-free exchange of 195,272 shares of the Fund for the net assets of the Predecessor Fund which amounted to $27,145,641 including $2,222,135 of unrealized appreciation, after the close of business on November 30, 2009.

Note 7 – Stock Split
The Fund had a 10 for 1 stock split with ex and payable dates of May 2, 2011, to shareholders of record as of April 29, 2011. This resulted in an increase in shares outstanding from 106,689 to 1,066,895 and a decrease in net asset value from $167.21 to $16.72.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

W.P. Stewart & Co. Growth Fund
NOTES TO FINANCIAL STATEMENTS - June 30, 2011 (Unaudited)
Continued

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock1	$16,352,931	$-	$-	$16,352,931
Short-term Investments	426,396	-	-	426,396
Total Investments in Securities	16,779,327	-	-	16,779,327
Other Financial Instruments	-	-	-	-
Totals	$16,779,327	$-	$-	$16,779,327

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Note 11 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim perios within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Investment Advisor
WPS Advisors, Inc.
(f/k/a W.P. Stewart & Co., Inc.)
527 Madison Avenue
New York, New York  10022

Independent Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California  90071-3106

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
W.P. Stewart & Co. Growth Fund	WPSGX	461 418 790

Privacy Principles of the Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 881-8803 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 881-8803 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Fund at (888) 881-8803.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 881-8803 (or contact your financial institution).  The Fund will begin sending you individual copies thirty days after receiving your request.

W.P. Stewart & Co. Growth Fund
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: 1-888-881-8803

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	September 7, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	September 7, 2011